Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 1,554	$ 3,856
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenues	361	16
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Revenues	$ 1,193	$ 3,840